CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 578,385	$ 50,072	$ (487,200)	$ 141,257
Beginning Balance (shares) at Dec. 31, 2019				225,098,810
Statements [Line Items]
Issuance of common shares on exercise of stock options	2,661	(768)		$ 1,893
Issuance of common shares on exercise of stock options (shares)				1,912,775
Shares repurchased and cancelled under normal course issuer bid	(2,296)			$ (2,296)
Shares repurchased and cancelled under normal course issuer bid (shares)				(2,758,063)
Share-based compensation expense		653		$ 653
Net income (loss) and comprehensive (loss) for the year			57,376	57,376
Ending Balance at Dec. 31, 2020	578,750	49,957	(429,824)	$ 198,883
Ending Balance (shares) at Dec. 31, 2020				224,253,522
Statements [Line Items]
Issuance of common shares on exercise of stock options	841	(272)		$ 569
Issuance of common shares on exercise of stock options (shares)				689,931
Share-based compensation expense		2,194		$ 2,194
Net income (loss) and comprehensive (loss) for the year			(68,883)	(68,883)
Ending Balance at Dec. 31, 2021	$ 579,591	$ 51,879	$ (498,707)	$ 132,763
Ending Balance (shares) at Dec. 31, 2021				224,943,453